Schedule of Investments(a)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–87.26%
Advertising–0.49%
Lamar Media Corp.,
4.00%, 02/15/2030	$2,300,000	$2,015,987
3.63%, 01/15/2031	3,591,000	3,002,363
		5,018,350
Aerospace & Defense–1.26%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	9,777,000	9,718,779
TransDigm, Inc., 6.75%, 08/15/2028(b)	3,309,000	3,316,948
		13,035,727
Aluminum–0.77%
Novelis Corp., 3.25%, 11/15/2026(b)	8,767,000	7,927,014
Apparel Retail–0.76%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	11,160,000	7,867,195
Application Software–1.04%
NCR Corp., 5.75%, 09/01/2027(b)	5,501,000	5,478,297
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	5,471,000	5,227,195
		10,705,492
Asset Management & Custody Banks–0.21%
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	2,641,000	2,147,397
Automobile Manufacturers–3.13%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	11,414,000	10,829,490
3.75%, 01/30/2031(b)	8,440,000	7,134,134
Ford Motor Co., 3.25%, 02/12/2032	3,175,000	2,415,453
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	3,293,000	3,121,455
4.39%, 01/08/2026	9,343,000	8,799,065
		32,299,597
Automotive Parts & Equipment–1.73%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	5,043,000	5,065,436
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	5,660,000	5,009,270
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	7,677,000	7,717,803
		17,792,509
Automotive Retail–3.56%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	12,276,000	10,762,559
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	15,466,000	12,916,204
Principal Amount		Value
Automotive Retail–(continued)
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	$9,238,000	$7,971,140
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	6,094,000	5,049,300
		36,699,203
Broadline Retail–0.04%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/31/2049(b)(e)	2,262,000	402,636
Cable & Satellite–3.58%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	7,722,000	7,571,130
5.13%, 05/01/2027(b)	8,358,000	7,753,403
4.75%, 03/01/2030(b)	3,027,000	2,556,509
CSC Holdings LLC,
4.50%, 11/15/2031(b)	13,121,000	9,134,616
5.00%, 11/15/2031(b)	11,915,000	5,166,406
DISH Network Corp., Conv., 3.38%, 08/15/2026	10,314,000	4,680,493
		36,862,557
Casinos & Gaming–2.97%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	5,518,000	5,339,936
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(f)	568,775	267,324
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	6,285,000	5,580,019
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	12,335,000	9,906,823
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	13,059,000	9,519,032
		30,613,134
Commodity Chemicals–0.97%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	11,360,000	9,983,338
Construction & Engineering–0.76%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	8,405,000	7,786,728
Consumer Finance–1.01%
FirstCash, Inc.,
4.63%, 09/01/2028(b)	1,500,000	1,336,951
5.63%, 01/01/2030(b)	4,219,000	3,836,443
OneMain Finance Corp., 7.13%, 03/15/2026	5,459,000	5,225,931
		10,399,325
Copper–0.50%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	5,184,000	5,119,200

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Diversified Banks–0.60%
Citigroup, Inc.,
3.88%(c)(d)	$1,256,000	$1,048,886
7.38%(c)(d)	1,070,000	1,064,650
JPMorgan Chase & Co., Series FF, 5.00%(c)(d)	2,146,000	2,054,795
PNC Financial Services Group, Inc. (The), Series W, 6.25%(c)(d)	2,242,000	2,040,220
		6,208,551
Diversified Financial Services–1.96%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	5,901,000	5,038,944
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	6,025,000	4,908,959
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	5,800,000	5,118,152
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	5,879,000	5,174,519
		20,240,574
Diversified Metals & Mining–0.51%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	3,250,000	2,982,138
6.13%, 04/01/2029(b)	2,527,000	2,272,754
		5,254,892
Diversified Support Services–0.77%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	5,322,000	5,391,931
7.75%, 03/15/2031(b)	2,471,000	2,578,538
		7,970,469
Electric Utilities–2.56%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	6,040,000	5,403,404
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	5,219,000	5,316,595
Vistra Operations Co. LLC,
5.13%, 05/13/2025(b)	10,144,000	9,913,455
5.63%, 02/15/2027(b)	1,600,000	1,540,544
5.00%, 07/31/2027(b)	4,504,000	4,237,315
		26,411,313
Electrical Components & Equipment–0.71%
EnerSys, 4.38%, 12/15/2027(b)	5,515,000	5,135,957
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	2,443,000	2,179,162
		7,315,119
Electronic Components–0.78%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	1,348,000	1,205,600
3.75%, 02/15/2031(b)	8,113,000	6,888,559
		8,094,159
Electronic Manufacturing Services–0.51%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	5,246,000	5,210,590
	Principal Amount	Value
Gold–0.52%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	$5,668,000	$5,323,046
Health Care Facilities–2.26%
Encompass Health Corp., 4.50%, 02/01/2028	5,516,000	5,088,608
HCA, Inc., 3.50%, 09/01/2030	5,823,000	5,151,717
Tenet Healthcare Corp., 4.88%, 01/01/2026	13,449,000	13,021,599
		23,261,924
Health Care REITs–2.44%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	6,212,000	5,349,371
Diversified Healthcare Trust,
4.75%, 05/01/2024	3,354,000	3,063,837
4.38%, 03/01/2031	8,742,000	6,266,330
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	15,500,000	10,481,700
		25,161,238
Health Care Services–2.02%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	6,268,000	5,859,644
5.25%, 05/15/2030(b)	5,027,000	3,780,393
4.75%, 02/15/2031(b)	4,352,000	3,132,884
DaVita, Inc., 3.75%, 02/15/2031(b)	3,433,000	2,728,533
Select Medical Corp., 6.25%, 08/15/2026(b)	5,437,000	5,293,307
		20,794,761
Health Care Supplies–0.74%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	6,011,000	5,190,737
5.25%, 10/01/2029(b)	2,879,000	2,466,375
		7,657,112
Hotel & Resort REITs–1.73%
Service Properties Trust,
7.50%, 09/15/2025	2,103,000	2,064,210
5.50%, 12/15/2027	10,877,000	9,467,014
4.95%, 10/01/2029	4,038,000	3,063,591
4.38%, 02/15/2030	4,423,000	3,216,045
		17,810,860
Hotels, Resorts & Cruise Lines–1.52%
Carnival Corp., 4.00%, 08/01/2028(b)	6,189,000	5,403,556
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	1,230,000	1,214,504
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	4,116,000	4,000,285
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	5,516,000	5,060,363
		15,678,708
Household Products–0.49%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	6,078,000	5,011,919
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–1.23%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	$5,552,000	$5,175,244
TransAlta Corp. (Canada), 7.75%, 11/15/2029	7,235,000	7,534,167
		12,709,411
Industrial Conglomerates–0.55%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	7,341,000	5,626,032
Industrial Machinery & Supplies & Components–1.26%
EnPro Industries, Inc., 5.75%, 10/15/2026	7,721,000	7,565,383
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	6,139,000	5,440,689
		13,006,072
Integrated Oil & Gas–0.65%
Occidental Petroleum Corp.,
6.13%, 01/01/2031	3,809,000	3,874,743
6.20%, 03/15/2040	2,863,000	2,798,239
		6,672,982
Integrated Telecommunication Services–3.49%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	6,027,000	5,200,111
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	7,274,000	6,855,457
Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(b)	6,343,000	5,920,061
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	2,123,000	1,149,048
3.75%, 07/15/2029(b)	12,232,000	6,637,413
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	10,460,000	10,200,165
		35,962,255
Interactive Media & Services–0.78%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	8,795,000	8,038,894
Investment Banking & Brokerage–0.49%
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	5,230,000	5,053,592
IT Consulting & Other Services–0.96%
Gartner, Inc.,
4.50%, 07/01/2028(b)	6,189,000	5,834,911
3.63%, 06/15/2029(b)	2,248,000	2,000,166
3.75%, 10/01/2030(b)	2,395,000	2,103,794
		9,938,871
Leisure Facilities–2.99%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	9,279,000	10,052,627
NCL Corp. Ltd.,
5.88%, 03/15/2026(b)	5,740,000	5,213,336
5.88%, 02/15/2027(b)	2,709,000	2,582,589
NCL Finance Ltd., 6.13%, 03/15/2028(b)	3,057,000	2,609,195
Viking Cruises Ltd., 5.88%, 09/15/2027(b)	2,665,000	2,351,676
	Principal Amount	Value
Leisure Facilities–(continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	$6,120,000	$5,347,013
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	2,927,000	2,638,499
		30,794,935
Life Sciences Tools & Services–0.14%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	1,509,000	1,461,331
Mortgage REITs–0.51%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	6,674,000	5,223,769
Movies & Entertainment–0.76%
Cinemark USA, Inc.,
5.88%, 03/15/2026(b)	3,732,000	3,551,296
5.25%, 07/15/2028(b)	4,912,000	4,306,006
		7,857,302
Oil & Gas Drilling–4.30%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	8,551,000	7,791,286
Noble Finance II LLC, 8.00%, 04/15/2030(b)	5,351,000	5,427,599
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	2,488,000	2,236,115
6.88%, 04/15/2040(b)	3,508,000	3,021,002
Transocean, Inc.,
7.25%, 11/01/2025(b)	2,782,000	2,618,057
7.50%, 01/15/2026(b)	8,830,000	8,188,368
8.75%, 02/15/2030(b)	2,719,000	2,720,754
7.50%, 04/15/2031	5,927,000	4,481,612
Valaris Ltd., 8.38%, 04/30/2030(b)	7,920,000	7,872,916
		44,357,709
Oil & Gas Equipment & Services–0.49%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	5,139,000	5,005,129
Oil & Gas Exploration & Production–6.44%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	21,043,000	20,389,141
Apache Corp.,
7.75%, 12/15/2029	5,730,000	5,935,707
4.25%, 01/15/2030	2,143,000	1,926,728
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	5,295,000	5,081,699
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	5,212,000	5,100,236
Callon Petroleum Co.,
8.00%, 08/01/2028(b)	2,766,000	2,708,058
7.50%, 06/15/2030(b)	2,429,000	2,255,209
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	1,707,000	1,540,649
6.00%, 02/01/2031(b)	1,179,000	1,053,766
6.25%, 04/15/2032(b)	2,559,000	2,291,991
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
SM Energy Co.,
6.75%, 09/15/2026	$1,258,000	$1,216,410
6.63%, 01/15/2027	4,192,000	4,035,096
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	9,138,000	7,708,269
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	5,151,000	5,182,627
		66,425,586
Oil & Gas Refining & Marketing–0.51%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	6,075,000	5,260,301
Oil & Gas Storage & Transportation–3.20%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	7,571,000	7,619,644
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	4,420,000	4,204,954
8.00%, 01/15/2027	2,759,000	2,690,452
7.75%, 02/01/2028	714,000	687,074
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	5,627,000	5,407,885
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	5,413,000	5,106,191
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	1,069,000	995,337
7.50%, 04/15/2026	1,766,000	1,596,567
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 04/15/2025	2,511,000	2,074,739
9.00%, 10/15/2026(b)(g)	2,728,000	2,602,348
		32,985,191
Passenger Airlines–1.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	10,508,000	10,322,118
Pharmaceuticals–1.49%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	17,287,000	10,441,348
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	879,000	709,572
Par Pharmaceutical, Inc., 7.50%, 12/31/2049(b)	5,729,000	4,239,517
		15,390,437
Research & Consulting Services–1.70%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	8,759,000	7,532,736
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	11,448,000	9,988,838
		17,521,574
	Principal Amount		Value
Restaurants–1.50%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)		$165,000	$151,480
3.50%, 02/15/2029(b)		5,811,000	5,154,740
Papa John’s International, Inc., 3.88%, 09/15/2029(b)		5,975,000	5,010,994
Yum! Brands, Inc., 5.38%, 04/01/2032		5,402,000	5,123,355
			15,440,569
Retail REITs–0.99%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)		11,345,000	10,221,297
Specialized Consumer Services–1.95%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)		7,677,000	7,626,101
Carriage Services, Inc., 4.25%, 05/15/2029(b)		15,335,000	12,478,473
			20,104,574
Specialty Chemicals–0.48%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)		3,733,000	2,845,502
6.99%, 02/20/2032(b)		3,143,000	2,155,845
			5,001,347
Steel–0.49%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)		6,188,000	5,101,425
Systems Software–2.53%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)		8,704,000	7,822,720
Camelot Finance S.A., 4.50%, 11/01/2026(b)		13,612,000	12,790,467
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		6,212,000	5,420,392
			26,033,579
Telecom Tower REITs–0.75%
SBA Communications Corp., 3.88%, 02/15/2027		8,351,000	7,704,700
Trading Companies & Distributors–1.73%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)		8,453,000	8,222,170
5.50%, 05/01/2028(b)		10,661,000	9,582,717
			17,804,887
Wireless Telecommunication Services–1.00%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)		12,965,000	10,326,947
Total U.S. Dollar Denominated Bonds & Notes (Cost $948,853,947)			899,417,453
Non-U.S. Dollar Denominated Bonds & Notes–6.03%(h)
Airport Services–0.49%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	4,458,000	5,096,773
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Automobile Manufacturers–0.59%
Ford Motor Credit Co. LLC, 4.87%, 08/03/2027	EUR	5,849,000	$6,099,717
Casinos & Gaming–0.10%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(f)	EUR	1,221,035	1,050,657
Diversified Banks–0.72%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(c)(d)	EUR	1,000,000	998,806
BNP Paribas S.A. (France), 6.88%(b)(c)(d)	EUR	1,000,000	1,018,331
CaixaBank S.A. (Spain), 6.75%(b)(c)(d)	EUR	1,000,000	1,043,514
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(c)(d)	EUR	1,200,000	1,122,059
Credit Agricole S.A. (France), 7.25%(b)(c)(d)	EUR	1,000,000	1,055,262
HSBC Holdings PLC (United Kingdom), 6.00%(b)(c)(d)	EUR	1,000,000	1,058,692
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(c)(d)	EUR	1,100,000	1,082,015
			7,378,679
Diversified Capital Markets–0.24%
Deutsche Bank AG (Germany), 10.00%(b)(c)(d)	EUR	2,400,000	2,507,589
Food Retail–0.73%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	5,533,000	5,868,577
Casino Guichard Perrachon S.A. (France),
6.63%, 01/15/2026(b)	EUR	4,502,000	1,043,523
3.99%(b)(c)(d)	EUR	12,000,000	606,066
			7,518,166
Integrated Telecommunication Services–0.46%
Altice France S.A. (France), 3.38%, 01/15/2028(b)	EUR	6,050,000	4,782,285
Paper & Plastic Packaging Products & Materials–0.01%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 8.55% (3 mo. EURIBOR + 5.63%)(d)(e)(i)	EUR	4,100,000	87,650
Passenger Airlines–1.48%
Air France-KLM (France), 3.88%, 07/01/2026(b)	EUR	5,000,000	5,021,560
Deutsche Lufthansa AG (Germany), 3.75%, 02/11/2028(b)	EUR	5,000,000	5,022,377
International Consolidated Airlines Group S.A. (United Kingdom),
1.50%, 07/04/2027(b)	EUR	2,100,000	1,908,005
3.75%, 03/25/2029(b)	EUR	3,600,000	3,332,015
			15,283,957
Pharmaceuticals–0.48%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	4,630,000	4,906,694
Principal Amount			Value
Wireless Telecommunication Services–0.73%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	8,775,000	$7,471,226
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $66,660,327)			62,183,393
Variable Rate Senior Loan Interests–2.13%(j)(k)
Advertising–0.51%
Clear Channel Worldwide Holdings, Inc., Term Loan B, 8.81% (1 mo. USD LIBOR + 3.50%), 08/21/2026		$5,648,664	5,327,396
Commodity Chemicals–0.52%
Mativ Holdings, Inc., Term Loan B, 8.94% (1 mo. USD LIBOR + 3.75%), 04/20/2028		5,545,896	5,327,526
Hotels, Resorts & Cruise Lines–0.76%
IRB Holding Corp., Term Loan, 8.25% (1 mo. SOFR + 3.10%), 12/15/2027		8,066,108	7,841,306
Pharmaceuticals–0.34%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.25% (1 mo. PRIME + 6.00%), 03/27/2028		4,572,125	3,496,258
Total Variable Rate Senior Loan Interests (Cost $23,484,486)			21,992,486
Commercial Paper–0.48%
Diversified Financial Services–0.48%
Brookfield Infrastructure Holdings Canada, Inc. (Canada), 0.00%, 08/15/2023 (Cost $4,935,938)		5,000,000	4,940,678
Shares
Exchange-Traded Funds–0.25%
Invesco AT1 Capital Bond UCITS ETF (Cost $2,604,592)(l)		121,000	2,628,179
Preferred Stocks–0.10%
Diversified Banks–0.10%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)		1,042,000	1,044,605
Regional Banks–0.00%
First Republic Bank, Series N, Pfd.(g)		17,000	104
Total Preferred Stocks (Cost $1,172,933)			1,044,709
Common Stocks & Other Equity Interests–0.06%
Cable & Satellite–0.06%
Altice USA, Inc., Class A(m)		223,000	570,880
Leisure Products–0.00%
HF Holdings, Inc.(n)		36,820	0
Total Common Stocks & Other Equity Interests (Cost $9,983,989)			570,880
Money Market Funds–1.74%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(l)(o)		6,265,239	6,265,239
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(l)(o)		4,487,283	4,487,732
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.04%(l)(o)	7,160,273	$7,160,273
Total Money Market Funds (Cost $17,913,693)		17,913,244
TOTAL INVESTMENTS IN SECURITIES–98.05% (Cost $1,075,609,905)		1,010,691,022
OTHER ASSETS LESS LIABILITIES—1.95%		20,090,101
NET ASSETS–100.00%		$1,030,781,123
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $746,912,958, which represented 72.46% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $490,286, which represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco AT1 Capital Bond UCITS ETF	$-	$2,604,592	$-	$23,587	$-	$2,628,179	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,489,954	150,872,097	(150,096,812)	-	-	6,265,239	114,535
Invesco Liquid Assets Portfolio, Institutional Class	3,921,139	107,765,784	(107,212,009)	(118)	12,936	4,487,732	83,719
Invesco Treasury Portfolio, Institutional Class	6,274,233	172,425,254	(171,539,214)	-	-	7,160,273	130,562
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	14,777,488	(14,777,488)	-	-	-	10,150*
Invesco Private Prime Fund	-	33,347,119	(33,346,865)	-	(254)	-	28,486*
Total	$15,685,326	$481,792,334	$(476,972,388)	$23,469	$12,682	$20,541,423	$367,452

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

(m)	Non-income producing security.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2023	BNP Paribas S.A.	EUR	11,000,000	USD	12,024,324	$216,184
08/17/2023	Canadian Imperial Bank of Commerce	EUR	2,000,000	USD	2,172,222	25,287
08/17/2023	Canadian Imperial Bank of Commerce	GBP	1,900,000	USD	2,380,107	13,400
08/17/2023	Goldman Sachs International	EUR	17,827,000	USD	19,751,781	615,079
08/17/2023	Goldman Sachs International	GBP	3,977,000	USD	5,036,274	82,383
08/17/2023	Goldman Sachs International	USD	1,862,709	GBP	1,500,000	5,744
08/17/2023	State Street Bank & Trust Co.	EUR	18,800,000	USD	20,523,761	342,576
08/17/2023	State Street Bank & Trust Co.	GBP	2,200,000	USD	2,757,137	16,739
Subtotal—Appreciation						1,317,392
Currency Risk
08/17/2023	Toronto-Dominion Bank (The)	USD	3,230,873	EUR	3,000,000	(10,471)
Total Forward Foreign Currency Contracts						$1,306,921

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(5.00)%	Quarterly	06/20/2028	4.706%	USD	20,000,000	$(200,546)	$(237,291)	$(36,745)

(a)	Centrally cleared swap agreements collateralized by $1,810,408 cash held with Merrill Lynch International.
(b)	Implied credit spreads represent the current level, as of May 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$899,417,453	$—	$899,417,453
Non-U.S. Dollar Denominated Bonds & Notes	—	62,183,393	—	62,183,393
Variable Rate Senior Loan Interests	—	21,992,486	—	21,992,486
Commercial Paper	—	4,940,678	—	4,940,678
Exchange-Traded Funds	—	2,628,179	—	2,628,179
Preferred Stocks	104	1,044,605	—	1,044,709
Common Stocks & Other Equity Interests	570,880	—	0	570,880
Money Market Funds	17,913,244	—	—	17,913,244
Total Investments in Securities	18,484,228	992,206,794	0	1,010,691,022
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,317,392	—	1,317,392
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(10,471)	—	(10,471)
Swap Agreements	—	(36,745)	—	(36,745)
	—	(47,216)	—	(47,216)
Total Other Investments	—	1,270,176	—	1,270,176
Total Investments	$18,484,228	$993,476,970	$0	$1,011,961,198

*	Unrealized appreciation (depreciation).
Invesco High Yield Fund